CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,864,310)	$ (442,071)	$ (2,834,751)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation	3,285	8,640	5,445
Bad debt expenses	0	95,736	125,180
Inventories written off	1,023,802	0
Impairment on prepaid investment	949,263	0	651,973
Change in operating assets and liabilities
Inventories	304,492	(117,909)	(1,122,391)
Accounts receivable	31,002	46,920	(118,507)
Accounts receivable - related parties	195,483	(372,930)	97,054
Other receivables	571	903,829	(926,167)
Other receivables - related parties	0	0	60,552
Prepayments - related parties	953,375	(672,448)	(353,437)
Prepayments and other current assets	(653,386)	356,969	2,820,285
Accounts payable	(12,091)	78,273	0
Advance from customers	1,018,208	0	0
Other payables and accrued liabilities	(9,510)	3,496	(3,902)
Other payables - related parties	7,285	(3,913)	3,907
Taxes payable	(57,386)	9,047	44,204
Net cash used in operating activities	(109,916)	(106,360)	(1,550,555)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	0	0	(18,702)
Net cash used in investing activities	0	0	(18,702)
CASH FLOWS FROM FINANCING ACTIVITIES:
Registered capital contribution	0	0	0
Shares sold for cash	0	0	2,354,793
Advance from customer - related party	0	0	(578,888)
Net cash provided by financing activities	0	0	1,775,905
EFFECT OF EXCHANGE RATE ON CASH	2,551	8,700	(4,367)
CHANGES IN CASH	(107,365)	(97,660)	202,281
CASH AND CASH EQUIVALENT, beginning of year	151,770	249,430	47,149
CASH AND CASH EQUIVALENT, end of year	44,405	151,770	249,430
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	0	0	0
Cash paid for interest	$ 0	$ 0	$ 0